Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Summary of share-based compensation

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	11,484	7,052	3,845	542
Selling and marketing expenses	3,431	2,259	2,012	283
General and administrative expenses	12,496	9,659	9,458	1,332
Research and development expenses	9,948	10,263	11,440	1,611
Total	37,359	29,233	26,755	3,768

summary of the company's stock options activities

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB

Outstanding at January 1, 2021	37,804	863	38,667	0.0001	3.09	48,921
Granted	32,389	—	32,389	0.0001	—	—
Exercised	(4,925)	—	(4,925)	0.0001	—	—
Forfeited	(15,571)	—	(15,571)	0.0001	—	—
Outstanding at December 31, 2021	49,697	863	50,560	0.0001	2.56	29,786
Exercisable as of December 31, 2021	8,216	341	8,557	0.0001	—	5,041

Outstanding at January 1, 2022	49,697	863	50,560	0.0001	2.56	29,786
Granted	24,924	—	24,924	0.0001	—	—
Exercised	(7,894)	—	(7,894)	0.0001	—	—
Forfeited	(6,076)	—	(6,076)	0.0001	—	—
Outstanding at December 31, 2022	60,651	863	61,514	0.0001	2.98	13,452
Exercisable as of December 31, 2022	16,421	682	17,103	0.0001	—	3,740

Outstanding at January 1, 2023	60,651	863	61,514	0.0001	2.98	13,452
Granted	15,593	—	15,593	0.0001	—	—
Exercised	(4,632)	—	(4,632)	0.0001	—	—
Forfeited	(326)	—	(326)	0.0001	—	—
Outstanding at December 31, 2023	71,286	863	72,149	0.0001	2.16	6,950
Exercisable as of December 31, 2023	36,811	863	37,674	0.0001	—	3,629

Summary of restricted shares activities

Weighted-Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
	(in thousands)	US$

January 1, 2021	9,857	0.23
Awarded	—	—
Forfeited	—	—
Vested	(6,232)	0.24
Outstanding at December 31, 2021	3,625	0.21

January 1, 2022	3,625	0.21
Awarded	—	—
Forfeited	—	—
Vested	(3,625)	0.21
Outstanding at December 31, 2022	—	—

January 1, 2023	—	—
Awarded	—	—
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2023	—	—

	Number of Restricted Share	Weighted-Average
	Units Granted	Grant Date Fair Value
	(in thousands)	US$

January 1, 2021	4,510	0.20
Awarded	13,080	0.30
Forfeited	(2,308)	0.20
Vested	(3,018)	0.19
Outstanding at December 31, 2021	12,264	0.31

January 1, 2022	12,264	0.31
Awarded	2,193	0.07
Forfeited	(2,612)	0.33
Vested	(3,649)	0.29
Outstanding at December 31, 2022	8,196	0.29

January 1, 2023	8,196	0.29
Awarded	6,688	0.03
Forfeited	(5,558)	0.24
Vested	(9,148)	0.10
Outstanding at December 31, 2023	178	0.16